Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount	$ 57,570,583	$ 49,038,418	$ 12,115,866
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 4,083,818
Monthly interest rate (%)	0.45%
Banco Itau Corpbanca Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	Banchile Corredores de Bolsa S.A.
Date of placement	12-30-2024	12-21-2023	12-30-2022
Due date	01-07-2025	01-04-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 4,410,111	$ 501,150	$ 1,000,300
Monthly interest rate (%)	0.45%	0.69%	0.90%
Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-21-2023	12-29-2022
Due date	01-07-2025	01-04-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 896,018	$ 1,223,454	$ 1,304
Monthly interest rate (%)	0.45%	0.69%	0.95%
Banco Santander Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-29-2023	12-29-2022
Due date	01-07-2025	01-04-2024	01-05-2023
Currency	CLP	CLP
Amount	$ 4,523	$ 156,239	$ 652
Monthly interest rate (%)	0.45%	0.70%	0.95%
Banco Santander Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-29-2023
Due date	01-07-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 413,911	$ 88,694
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-28-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 1,086,468	$ 800,552
Monthly interest rate (%)	0.45%	0.69%
Scotiabank Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-28-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 14,194	$ 1,501,035
Monthly interest rate (%)	0.45%	0.69%
Scotiabank Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2024	12-21-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 1,220,137	$ 1,503,450
Monthly interest rate (%)	0.45%	0.69%
Scotiabank Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-27-2024	12-29-2023
Due date	01-02-2025	01-11-2024
Currency	CLP
Amount	$ 80,644	$ 2,295,554
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-27-2024	12-29-2023
Due date	01-07-2025	01-11-2024
Currency	CLP
Amount	$ 1,837,442	$ 2,292,952
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-27-2024	12-29-2023
Due date	01-07-2025	01-11-2024
Currency	CLP
Amount	$ 150,090	$ 350,163
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2024	12-29-2023
Due date	01-07-2025	01-02-2024
Currency	CLP
Amount	$ 7,332	$ 650,303
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2024	12-29-2023
Due date	01-02-2025	01-09-2024
Currency	CLP
Amount	$ 2,949,259	$ 1,000,467
Monthly interest rate (%)	0.45%	0.70%
Scotiabank Chile Eight [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 1,184
Monthly interest rate (%)	0.45%
Banco Bice Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-28-2023	12-22-2022
Due date	01-02-2025	01-04-2024	01-12-2023
Currency	CLP	CLP
Amount	$ 996,877	$ 1,100,759	$ 802,280
Monthly interest rate (%)	0.43%	0.69%	0.95%
Banco Itau Corpbanca Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-29-2023	12-22-2022
Due date	01-02-2025	01-11-2024	01-12-2023
Currency	CLP	CLP
Amount	$ 499,111	$ 983,920	$ 1,486,457
Monthly interest rate (%)	0.43%	0.70%	0.95%
Banco Santander Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-29-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 1,664,112	$ 76,362
Monthly interest rate (%)	0.43%	0.70%
Banco Santander Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-29-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 291,480	$ 214,256
Monthly interest rate (%)	0.43%	0.70%
Banco Santander Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-26-2024	12-29-2023
Due date	01-02-2025	01-11-2024
Currency	CLP
Amount	$ 235,893	$ 372,324
Monthly interest rate (%)	0.43%	0.70%
Banco Santander Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-26-2024	12-27-2023
Due date	01-02-2025	01-04-2024
Currency	CLP
Amount	$ 115,219	$ 965,912
Monthly interest rate (%)	0.43%	0.69%
Banco Bice Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-23-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 36,685
Monthly interest rate (%)	0.43%
Banco Bice Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-23-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 238,387
Monthly interest rate (%)	0.43%
Banco Bice Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-23-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 25,272
Monthly interest rate (%)	0.43%
Banco Bice Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 3,854
Monthly interest rate (%)	0.48%
Banco Bice Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 20,224
Monthly interest rate (%)	0.48%
Banco Bice Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 275,970
Monthly interest rate (%)	0.48%
Banco Central De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2024		12-29-2022
Due date	01-02-2025		01-03-2023
Currency	CLP	CLP
Amount	$ 2,998,921		$ 699,139
Monthly interest rate (%)	0.48%		0.95%
Banco Consorcio Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-21-2023	12-27-2022
Due date	01-02-2025	01-04-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 1,200,900	$ 501,150	$ 143,338
Monthly interest rate (%)	0.45%	0.69%	0.95%
Banco Consorcio Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2024	12-29-2023
Due date	01-07-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 5,000,800	$ 499,358
Monthly interest rate (%)	0.48%	0.70%
Bancode Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-21-2023
Due date	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 500,375	$ 44,421
Monthly interest rate (%)	0.45%	0.69%
Bancode Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-26-2024	12-29-2023
Due date	01-02-2025	01-11-2024
Currency	CLP
Amount	$ 1,494	$ 1,979,530
Monthly interest rate (%)	0.45%	0.70%
Banco De Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A
Date of placement	12-26-2024	12-28-2023
Due date	01-02-2025	01-02-2024
Currency	CLP
Amount	$ 3,501,131	$ 1,000,690
Monthly interest rate (%)	0.45%	0.69%
Banco De Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	Scotia Corredora de Bolsa Chile S.A
Date of placement	12-30-2024	12-28-2023
Due date	01-07-2025	01-02-2024
Currency	CLP
Amount	$ 8,796,277	$ 2,601,795
Monthly interest rate (%)	0.48%	0.69%
Banco De Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	Scotia Corredora de Bolsa Chile S.A
Date of placement	12-30-2024	12-28-2023
Due date	01-07-2025	01-04-2024
Currency	CLP
Amount	$ 1,505,371	$ 400,276
Monthly interest rate (%)	0.48%	0.69%
Bancodel Estadode Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-26-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 4,003,000
Monthly interest rate (%)	0.45%
Bancodel Estadode Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 1,559
Monthly interest rate (%)	0.48%
Bancodel Estadode Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 1,500,240
Monthly interest rate (%)	0.48%
Banco Security Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-21-2023	12-27-2022
Due date	01-02-2025	01-04-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 250,323	$ 501,150	$ 426,919
Monthly interest rate (%)	0.45%	0.69%	0.95%
Banco Security Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-29-2023	12-27-2022
Due date	01-02-2025	01-11-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 305,758	$ 979,874	$ 5,447
Monthly interest rate (%)	0.45%	0.70%	0.95%
Banco Security Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-26-2024	12-29-2023	12-27-2022
Due date	01-02-2025	01-11-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 318,162	$ 350,163	$ 168,394
Monthly interest rate (%)	0.45%	0.70%	0.95%
Banco Security Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-26-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 428,029
Monthly interest rate (%)	0.45%
Banco Security Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-26-2024
Due date	01-02-2025
Currency	CLP
Amount	$ 699,228
Monthly interest rate (%)	0.45%
Banco Security Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 639,713
Monthly interest rate (%)	0.48%
Banco Security Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 1,838,316
Monthly interest rate (%)	0.48%
Banco Security Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2024
Due date	01-07-2025
Currency	CLP
Amount	$ 2,522,771
Monthly interest rate (%)	0.48%
Banco Consorcio Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-29-2023
Due date		01-04-2024
Currency		CLP
Amount		$ 68,791
Monthly interest rate (%)		0.70%
Banco De Credito E Inversiones Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-29-2023	12-22-2022
Due date		01-04-2024	01-12-2023
Currency		CLP
Amount		$ 229,595	$ 501,425
Monthly interest rate (%)		0.70%	0.95%
Banco De Credito E Inversiones Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023	12-30-2022
Due date		01-04-2024	01-03-2023
Currency		CLP
Amount		$ 270,638	$ 797,417
Monthly interest rate (%)		0.70%	0.96%
Banco De Credito E Inversiones Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-21-2023
Due date		01-04-2024
Currency		CLP
Amount		$ 1,831,429
Monthly interest rate (%)		0.69%
Banco De Credito E Inversiones Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-29-2023
Due date		01-04-2024
Currency		CLP
Amount		$ 96,860
Monthly interest rate (%)		0.70%
Banco De Credito E Inversiones Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-21-2023
Due date		01-04-2024
Currency		CLP
Amount		$ 659,321
Monthly interest rate (%)		0.69%
Banco Consorcio Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 700,327
Monthly interest rate (%)		0.70%
Banco Consorcio Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 2,301,073
Monthly interest rate (%)		0.70%
Banco Itau Corpbanca Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023	12-22-2022
Due date		01-11-2024	01-12-2023
Currency	CLP	CLP
Amount		$ 3,001,400	$ 350,987
Monthly interest rate (%)		0.70%	0.94%
Banco De Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-26-2023
Due date		01-04-2024
Currency	CLP
Amount		$ 1,501,725
Monthly interest rate (%)		0.69%
Banco De Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 1,694,812
Monthly interest rate (%)		0.70%
Banco De Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 1,306,588
Monthly interest rate (%)		0.70%
Banco Santander Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-27-2023
Due date		01-04-2024
Currency	CLP
Amount		$ 135,100
Monthly interest rate (%)		0.69%
Bancode Creditoe Inversiones Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 1,965,032
Monthly interest rate (%)		0.70%
Bancode Creditoe Inversiones Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 2,737,161
Monthly interest rate (%)		0.70%
Banco Santander Chile Eight [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 2,755,387
Monthly interest rate (%)		0.70%
Banco Santander Chile Nine [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A
Date of placement		12-29-2023
Due date		01-11-2024
Currency	CLP
Amount		$ 2,847,226
Monthly interest rate (%)		0.70%
Banco Central De Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-29-2022
Due date			01-05-2023
Currency		CLP
Amount			$ 349,569
Monthly interest rate (%)			0.95%
Banco Central De Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-27-2022
Due date			01-03-2023
Currency		CLP
Amount			$ 1,859,195
Monthly interest rate (%)			0.95%
Banco Itau Corpbanca Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-22-2022
Due date			01-12-2023
Currency		CLP
Amount			$ 519,243
Monthly interest rate (%)			0.95%
Banco Estadode Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-30-2022
Due date			01-03-2023
Currency		CLP
Amount			$ 503,000
Monthly interest rate (%)			0.96%
Banco Estadode Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-30-2022
Due date			01-05-2023
Currency		CLP
Amount			$ 2,500,800
Monthly interest rate (%)			0.96%